Goodwill - Changes in carrying amount and impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 230,210	$ 426,851
Impairment	(30,618)	(194,612)
Exchange differences	5,695	(2,029)
Goodwill at end of period	205,287	230,210
Electrometallurgy - North America
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	230,210
Goodwill at end of period	205,287	230,210
Electrometallurgy United States Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	172,900
Electrometallurgy Canada Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at end of period	32,400
Thaba Chueu Mining Pty Ltd
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period		1,438
Impairment		(1,612)
Exchange differences		174
Thaba Chueu Mining Pty Ltd | Electrometallurgy - South Africa
Reconciliation of changes in goodwill [abstract]
Impairment		(1,612)
Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	230,210	425,413
Impairment	(30,618)	(193,000)
Exchange differences	5,695	(2,203)
Goodwill at end of period	205,287	230,210
Globe Specialty Metals Inc | Electrometallurgy - North America
Reconciliation of changes in goodwill [abstract]
Impairment		193,000
Globe Specialty Metals Inc | Electrometallurgy United States Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	172,913
Impairment		(178,900)
Goodwill at end of period		172,913
Globe Specialty Metals Inc | Electrometallurgy Canada Segment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	32,374
Impairment		(14,100)
Goodwill at end of period		$ 32,374
CANADA | Electrometallurgy - North America
Reconciliation of changes in goodwill [abstract]
Impairment	$ 30,618